UNITED STATES SECURITIES AND EXCHANGE COMMISSION
					  washington, D.C.  20549
						Form 13F

					  Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:	December 31, 2004
						--------------

Check here if Amendment (_);  Amendment Number:
This Amendment (Check only one).:
(_) is a restatement.
(_) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:				Hartline Investment Corporation
				-------------------------------

Address:			20 North Wacker Drive, Suite 3820, Chicago, IL  60606
				-----------------------------------------------------

Form 13F File Number:		028-04984
				---------

The institutional investment investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all requried items, statements, schedules, lists, and tables, are c onsidered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	William G. Hart
	---------------
Title:	President
	---------
Phone:	312-726-4278
	------------

Signature, Place and Date of Signing:

				Chicago, IL	July 1,2004
				-----------	------------
___________________________	(City, State)	(Date)
(Signature)


Report Type  (Check only one):

(X) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).
( ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s). ( ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manater are reported in this report and a portion are reported by other reporting manager(s).


						Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		--

Form 13F Information Table Entry Total:		------

Form 13F Information Table Value Total:		------------


List of Other Included Managers:


 PAGE

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FORM 13F INFORMATION TABLE
Hartline Investment Corp
FORM 13F
31-Dec-04

								Voting Authority
								--------------------------
	Title of 		Value	Shares/	Sh/	Put/	Inv.	Other
Name of Issuer	Class	CUSIP	(x$1000)	Prn Amt	Prn	Call	Discr.	Mgrs.	Sole
------------------------------	----------------	---------	--------	--------	---	----	-------	------------	--------

ABBOTT LABORATORIES	COM	002824100	1831	39254	SH		Sole		39254
ACTIVISION	COM	004930202	3217	159400	SH		Sole		159400
ADVANCED MEDICAL OPT	COM	00763m108	389	9444	SH		Sole		9444
AFFILIATED COMPUTER CL A	COM	008190100	301	5000	SH		Sole		5000
AFLAC INC	COM	001055102	11279	283100	SH		Sole		283100
ALLIED CAPITAL	COM	01903q108	366	14160	SH		Sole		14160
ALLIED PRODUCTS	COM	019411107	0	50000	SH		Sole		50000
ALTRIA GROUP	COM	02209s103	240	3920	SH		Sole		3920
AMEREN	COM	023608102	581	11578	SH		Sole		11578
AMERICAN EXPRESS	COM	025816109	4807	85270	SH		Sole		85270
AMERICAN INTL GROUP INC	COM	026874107	978	14890	SH		Sole		14890
AMGEN	COM	031162100	2546	39694	SH		Sole		39694
AMPHENOL	COM	032095101	2733	74375	SH		Sole		74375
ANHEUSER-BUSCH COMPANIES INC	COM	035229103	365	7200	SH		Sole		7200
ANTEON	COM		1072	25600	SH		Sole		25600
APACHE	COM	037411105	472	9326	SH		Sole		9326
APOLLO GROUP	COM	037604105	362	4490	SH		Sole		4490
BAKER HUGHES 	COM	057224107	256	6000	SH		Sole		6000
BANKNORTH GROUP	COM	06646R107	1296	35400	SH		Sole		35400
BERKSHIRE HATHAWAY A	COM	084670108	81659	929	SH		Sole		929
BERKSHIRE HATHAWAY B	COM	084670207	5223	1779	SH		Sole		1779
BLOUNT INTL	COM	095180105	740	42500	SH		Sole		42500
BLYTH INDUSTRIES	COM	09643P108	269	9086	SH		Sole		9086
BRINKER INTL INC	COM	109641100	592	16890	SH		Sole		16890
BRISTOL MYERS SQUIBB	COM	110122108	439	17127	SH		Sole		17127
BRITISH PETROLEUM	COM	055622104	5194	88934	SH		Sole		88934
CARDINAL HEALTH INC	COM	14149y108	3172	54555	SH		Sole		54555
CHEVRONTEXACO	COM	166764100	507	9646	SH		Sole		9646
CHICOS FAS	COM	168615102	1330	29205	SH		Sole		29205
CHOICEPOINT	COM	170388102	2426	52743	SH		Sole		52743
CINERGY	COM	172474108	710	17052	SH		Sole		17052
CINTAS CORP	COM	172908105	1568	35747	SH		Sole		35747
CISCO SYSTEMS INC	COM	17275r102	2706	140065	SH		Sole		140065
CITIGROUP	COM	172967101	287	5954	SH		Sole		5954
COCA COLA CO	COM	191216100	2755	66161	SH		Sole		66161
CONAGRA CORP	COM	205887102	219	7430	SH		Sole		7430
CONSTELLATION BRANDS CLASS A	COM	21036p108	5244	112755	SH		Sole		112755
COSTCO WHOLESALE CORP	COM	22160k105	5141	106195	SH		Sole		106195
DELL	COM	24702r101	238	5645	SH		Sole		5645
DENTSPLY INTL	COM	249030107	4504	80149	SH		Sole		80149
DEVON ENERGY CORP.	COM	25179m103	245	6300	SH		Sole		6300
DISNEY COMPANY HOLDINGS (WALT)	COM	254687106	4522	162670	SH		Sole		162670
E M C CORPORATION	COM	268648102	1384	93071	SH		Sole		93071
ESTEE LAUDER CO.	COM	518439104	1659	36255	SH		Sole		36255
EXXONMOBIL	COM	30231G102	6564	128044	SH		Sole		128044
FASTENAL CORP	COM	311900104	1932	31380	SH		Sole		31380
FEDERAL HOME LOAN MORTG CORP	COM	313400301	4142	56200	SH		Sole		56200
FEDERAL NATIONAL MORTGAGE ASSO	COM	313586109	1207	16950	SH		Sole		16950
FEDEX	COM	31304n107	215	2180	SH		Sole		2180
FIFTH THIRD BANCORP	COM	316773100	2076	43896	SH		Sole		43896
FISHER SCIENTIFIC	COM	338032204	2882	46200	SH		Sole		46200
FMC TECHNOLOGIES	COM	30249U101	2038	63300	SH		Sole		63300
FORTUNE BRANDS INC.	COM	349631101	638	8265	SH		Sole		8265
FPL GROUP	COM	302571104	697	9326	SH		Sole		9326
GANNETT	COM	364730101	966	11826	SH		Sole		11826
GENERAL ELECTRIC	COM	369604103	8977	245935	SH		Sole		245935
HELMERICH & PAYNE	COM	423452101	342	10045	SH		Sole		10045
ILLINOIS TOOL WORKS INC	COM	452308109	7240	78123	SH		Sole		78123
INT'L BUSINESS MACHINES	COM	459200101	9479	96153	SH		Sole		96153
INTEL CORP	COM	458140100	2292	97986	SH		Sole		97986
INTRADO	COM	46117A100	1013	83706	SH		Sole		83706
ISHARES NAS BIOT IDX	COM	464287556	3068	40686	SH		Sole		40686
JABIL CIRCUIT	COM	466313103	1773	69300	SH		Sole		69300
JOHNSON & JOHNSON	COM	478160104	453	7150	SH		Sole		7150
JOHNSON CONTROLS	COM	478366107	2683	42295	SH		Sole		42295
JP MORGAN CHASE & CO INC	COM	46625H100	4419	113273	SH		Sole		113273
KINDER MORGAN INC	COM	49455P101	968	13235	SH		Sole		13235
LA-Z-BOY	COM	505336107	18272	1188808	SH		Sole		1188808
LABORATORY CORP. OF AMERICA	COM	50540R409	273	5475	SH		Sole		5475
LKQ CORPORATION	COM	501889208	201	10000	SH		Sole		10000
LOCKHEED-MARTIN CORP.	COM	539830109	333	6000	SH		Sole		6000
LOWE'S COMPANIES	COM	548661107	806	14000	SH		Sole		14000
MAF BANCORP	COM	55261R108	1172	26148	SH		Sole		26148
MARSH & MCLENNAN COS INC	COM	571748102	212	6448	SH		Sole		6448
MEDCO HEALTH SOL	COM	58405U102	232	5576	SH		Sole		5576
MEDTRONIC INC	COM	585055106	7924	159528	SH		Sole		159528
METAMORPHIX	COM	metamorph	100	100000	SH		Sole		100000
MICROSOFT CORP	COM	594918104	6530	244386	SH		Sole		244386
MMM (3M) COMPANY	COM	88579y101	4325	52703	SH		Sole		52703
NORTH FORK BANCORP	COM	659424105	1314	45541	SH		Sole		45541
NORTHERN TRUST CORP	COM	665859104	2073	42665	SH		Sole		42665
NORTHFIELD LABS INC.	COM	666135108	271	12000	SH		Sole		12000
NOVO-NORDISK ADR	COM	670100205	548	10100	SH		Sole		10100
O REILLY AUTOMOTIVE INC	COM	686091109	239	5305	SH		Sole		5305
OMNICOM GROUP INC.	COM	681919106	2826	33518	SH		Sole		33518
ORACLE CORP	COM	68389X105	1980	144302	SH		Sole		144302
PAYCHEX INC	COM	704326107	4200	123251	SH		Sole		123251
PENNEY J C INC	COM	708160106	4518	109125	SH		Sole		109125
PEPSICO INC	COM	713448108	463	8875	SH		Sole		8875
PROCTER & GAMBLE CO	COM	742718109	866	15720	SH		Sole		15720
PROGRESSIVE	COM	743315103	333	3920	SH		Sole		3920
PROLOGIS TRUST	COM	743410102	2060	47550	SH		Sole		47550
R.R. DONNELLEY & SONS	COM	257867101	2689	76208	SH		Sole		76208
RICHARDSON ELECTRONICS	COM	763165107	546	51500	SH		Sole		51500
ROBERT HALF INTL	COM	770323103	1600	54352	SH		Sole		54352
S&P MIDCAP DEPOSITORY REC	COM	595635103	263	2170	SH		Sole		2170
SARA LEE CORP	COM	803111103	489	20239	SH		Sole		20239
SCHERING-PLOUGH	COM	806605101	2109	101000	SH		Sole		101000
SCHERING-PLOUGH CONV PFD	COM		917	16350	SH		Sole		16350
SERVICEMASTER	COM	81760n109	527	38182	SH		Sole		38182
SOLECTRON CORP	COM	834182107	3700	694273	SH		Sole		694273
SPECTRASITE	COM	84761M104	220	3800	SH		Sole		3800
STARBUCKS	COM	855244109	307	4928	SH		Sole		4928
STERICYCLE	COM	858912108	7046	153345	SH		Sole		153345
STRYKER	COM	863667101	6486	134428	SH		Sole		134428
SUNGARD DATA SYSTEMS	COM	867363103	4526	159755	SH		Sole		159755
SYMBOL TECHNOLOGIES	COM	871508107	666	38500	SH		Sole		38500
SYSCO	COM	871829107	655	17155	SH		Sole		17155
TAKE-TWO INTERACTIVE	COM	874054109	2451	70450	SH		Sole		70450
TARGET CORP	COM	87612e106	3392	65325	SH		Sole		65325
TENET HEALTHCARE CORP	COM	88033G100	165	15000	SH		Sole		15000
THOMAS & BETTS	COM	884315102	3363	109375	SH		Sole		109375
TIFFANY & CO.	COM	886547108	1804	56430	SH		Sole		56430
TITAN	COM	888266103	243	15000	SH		Sole		15000
TOYOTA MOTOR ADR	COM	892331307	4554	55628	SH		Sole		55628
TRIAD HOSPITALS	COM	89579K109	1276	34300	SH		Sole		34300
TRIBUNE CO	COM	896047107	1829	43400	SH		Sole		43400
U.S. BANCORP	COM	902973106	491	15666	SH		Sole		15666
UNITED HEALTH GROUP	COM	91324p102	6554	74455	SH		Sole		74455
VERIZON COMMUNICATIONS	COM	92343V104	275	6797	SH		Sole		6797
VERSUS TECHNOLOGY	COM	925313108	0	10000	SH		Sole		10000
VIACOM - CLASS B	COM	925524308	1678	46100	SH		Sole		46100
VIACOM INC NON VOTING CL B	COM		231	6350	SH		Sole		6350
WALGREEN CO	COM	931422109	9992	260408	SH		Sole		260408
WALMART STORES	COM	931142103	12391	234581	SH		Sole		234581
WASHINGTON POST CL B	COM	939640108	4112	4183	SH		Sole		4183
WASTE MANAGEMENT	COM	94106L109	2162	72200	SH		Sole		72200
WELLS FARGO CORP	COM	949746101	921	14825	SH		Sole		14825
ZEBRA TECH 'A'	COM	989207105	1705	30300	SH		Sole		30300
ZIMMER HOLDINGS	COM	98956p102	1549	19332	SH		Sole		19332
FMA SMALL CAP COMPANY PORTFOLI		902555796	276	12593.741	SH		Sole		12593.741
HEARTLAND VALUE FUND		422359109	202	4059.622	SH		Sole		4059.622
MARATHON FUND			1756	1000	SH		Sole		1000
VANGUARD CAPITAL OPPORTUNITIES		922038302	385	12523.05	SH		Sole		12523.05
REPORT SUMMARY 	134	DATA RECORDS	390458		0



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